Pastos Grandes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Summary of Loans Advanced to Joint Operation

$
Loans advanced by PGCo to Minera Exar, as at December 31, 2023	-
Loans to Minera Exar	65,000
Accrued interest	2,355
Loans advanced by PGCo to Minera Exar, as at December 31, 2024	67,355